UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: P.O. Box 64197, Trust Department
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     October 23, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-NAME CHANGE                Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     $160,879 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     3022    43750 SH       OTHER                    9250    34500        0
AMERICAN INTL GROUP INC        COM              026874107     6764   117219 SH       OTHER                   47540    69679        0
AMGEN INC                      COM              031162100      845    13100 SH       OTHER                    3400     9700        0
BANK OF AMERICA CORPORATION    COM              060505104     2809    36000 SH       OTHER                   15700    20300        0
BELLSOUTH CORP                 COM              079860102      237     9994 SH       OTHER                    2796     7198        0
BRISTOL MYERS SQUIBB CO        COM              110122108      367    14320 SH       SOLE                    14320        0        0
CARDINAL HEALTH INC            COM              14149Y108     2321    39750 SH       OTHER                   14025    25725        0
CHEVRONTEXACO CORP             COM              166764100     3677    51456 SH       OTHER                   17756    33700        0
CISCO SYS INC                  COM              17275R102     2696   137600 SH       OTHER                   65910    71690        0
CITIGROUP INC                  COM              172967101     3712    81564 SH       OTHER                   41944    39620        0
COCA COLA CO                   COM              191216100      400     9300 SH       OTHER                    8290     1010        0
COLGATE PALMOLIVE CO           COM              194162103     3900    69775 SH       OTHER                   33650    36125        0
COMCAST CORP NEW               CL A SPL         20030N200     3161   106645 SH       OTHER                   37410    69235        0
CONOCOPHILLIPS                 COM              20825C104     1438    26259 SH       OTHER                    8879    17380        0
DEERE & CO                     COM              244199105     4231    79365 SH       OTHER                   29980    49385        0
DELL INC                       COM              24702R101     2955    88430 SH       OTHER                   21550    66880        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1277    31916 SH       OTHER                   11600    20316        0
E M C CORP MASS                COM              268648102      152    11998 SH       OTHER                    7780     4218        0
EXELON CORP                    COM              30161N101     2934    46205 SH       OTHER                   28478    17727        0
EXXON MOBIL CORP               COM              30231G102     6685   182657 SH       OTHER                   97302    85355        0
FEDERAL NATL MTG ASSN          COM              313586109     3270    46575 SH       OTHER                   16200    30375        0
FIRST COLONIAL GROUP INC       COM              319734109      219     3796 SH       SOLE                     3796        0        0
GENERAL ELEC CO                COM              369604103     8476   284336 SH       OTHER                  141394   142942        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      204     4801 SH       OTHER                    4801        0        0
HARLEYSVILLE NATL CORP PA      COM              412850109     4525   193477 SH       OTHER                   82769   110708        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      312    11825 SH       OTHER                    7959     3866        0
INTEL CORP                     COM              458140100     5728   208125 SH       OTHER                   88540   119585        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     4186    47395 SH       OTHER                   18610    28785        0
INTL PAPER CO                  COM              460146103     2523    64650 SH       OTHER                   22025    42625        0
JOHNSON & JOHNSON              COM              478160104     7489   151225 SH       OTHER                   62160    89065        0
JOHNSON CTLS INC               COM              478366107     3070    32450 SH       OTHER                   11850    20600        0
KOHLS CORP                     COM              500255104     1664    31105 SH       OTHER                    9120    21985        0
MBNA CORP                      COM              55262L100     1480    64910 SH       OTHER                   23875    41035        0
MCGRAW HILL COS INC            COM              580645109     3891    62630 SH       OTHER                   21540    41090        0
MEDTRONIC INC                  COM              585055106     1879    40050 SH       OTHER                   12750    27300        0
MELLON FINL CORP               COM              58551A108      272     9014 SH       OTHER                    4896     4118        0
MERCK & CO INC                 COM              589331107     6655   131478 SH       OTHER                   60246    71232        0
MICROSOFT CORP                 COM              594918104     6859   246734 SH       OTHER                  100400   146334        0
MORGAN STANLEY                 COM NEW          617446448     2703    53562 SH       OTHER                   25100    28462        0
NATIONAL PENN BANCSHARES INC   COM              637138108      350    12652 SH       SOLE                      420    12232        0
NEWELL RUBBERMAID INC          COM              651229106      522    24100 SH       OTHER                    7800    16300        0
NOKIA CORP                     SPONSORED ADR    654902204      979    62756 SH       OTHER                   22650    40106        0
NORFOLK SOUTHERN CORP          COM              655844108      204    11000 SH       SOLE                    11000        0        0
PEPSICO INC                    COM              713448108     1925    42000 SH       OTHER                   15250    26750        0
PFIZER INC                     COM              717081103     3489   114845 SH       OTHER                   37325    77520        0
PNC FINL SVCS GROUP INC        COM              693475105      749    15736 SH       OTHER                    9347     6389        0
PPL CORP                       COM              69351T106     4373   106785 SH       OTHER                   74053    32732        0
PROCTER & GAMBLE CO            COM              742718109     5269    56770 SH       OTHER                   16739    40031        0
PROGRESS FINL CORP             COM              743266108     2323    84840 SH       SOLE                    10080    74760        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1146    27296 SH       OTHER                   26096     1200        0
ROYAL BANCSHARES PA INC        CL A             780081105      307    11436 SH       SOLE                    11436        0        0
SBC COMMUNICATIONS INC         COM              78387G103     1193    53603 SH       OTHER                   14571    39032        0
UNION PAC CORP                 COM              907818108      839    14425 SH       OTHER                    4890     9535        0
VERIZON COMMUNICATIONS         COM              92343V104     2769    85366 SH       OTHER                   34782    50584        0
WACHOVIA CORP 2ND NEW          COM              929903102     6074   147475 SH       OTHER                   32212   115263        0
WAL MART STORES INC            COM              931142103     6452   115530 SH       OTHER                   49625    65905        0
WELLS FARGO & CO NEW           COM              949746101     2928    56855 SH       OTHER                   15910    40945        0